11. SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	September 30, 2015	December 31, 2014

Identifiable assets
USA	$39,480,591	$46,949,474
Canada	24,713,835	31,274,058
Other	1,538,160	1,466,966

	$65,732,586	$79,690,498